Liability under insurance contracts - Summary of reinsurance credit risk (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2021	Dec. 31, 2020
Reinsurance credit risk
Reinsurance credit risk [Line Items]
Reinsurance assets	₩ 47,050	₩ 42,280
Reinsurance account receivable	70,087	75,056
AAA
Reinsurance credit risk [Line Items]
Reinsurance assets	0	10,611
Reinsurance account receivable	0	47,690
AA- to AA+
Reinsurance credit risk [Line Items]
Reinsurance assets	15,310	29,294
Reinsurance account receivable	23,472	23,348
A- to A+
Reinsurance credit risk [Line Items]
Reinsurance assets	31,740	2,375
Reinsurance account receivable	₩ 46,615	₩ 4,018